Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000030126
Account Value [Line Items]
Line Graph and Table Measure Name			FAM Value Fund - Investor
Account Value			$ 10,000	$ 24,539	$ 21,430	$ 18,456	$ 21,337	$ 15,307	$ 16,028	$ 14,256	$ 12,772	$ 11,041	$ 10,777
C000164665
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Value Fund - Institutional Shares
Account Value	$ 500,000			1,026,417	894,748	769,130	887,403	635,529	664,110	589,659	527,349
C000030128
Account Value [Line Items]
Line Graph and Table Measure Name			FAM Dividend Focus Fund - Investor Shares
Account Value			$ 10,000	29,165	25,164	20,664	23,674	16,828	17,172	14,353	12,910	11,037	10,292
C000110096
Account Value [Line Items]
Line Graph and Table Measure Name			FAM Small Cap Fund - Investor Shares
Account Value			$ 10,000	22,349	20,648	17,927	19,638	12,743	13,813	13,909	12,607	10,882	10,823
C000164667
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Institutional Shares
Account Value		$ 500,000		1,114,850	1,029,164	892,354	976,409	633,187	685,616	689,613	624,186	537,966
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 500,000			1,391,457	1,117,132	934,104	1,045,043	742,249	690,432	625,292	546,708
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 500,000		1,557,874	1,250,740	1,045,822	1,170,030	831,021	773,007	700,077	612,094	519,181
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	23,768	21,057	18,322	22,154	14,789	15,128	14,030	12,490	10,723	10,663
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 500,000			1,027,431	910,234	792,028	957,668	639,303	653,951	606,492	539,940
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	23,768	21,057	18,322	22,154	14,789	15,128	14,030	12,490	10,723	10,663
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	$ 10,649
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 500,000		$ 1,012,568	$ 920,047	$ 819,227	$ 1,095,186	$ 675,934	$ 723,892	$ 748,668	$ 636,808	$ 511,079